Financial Instruments - Additional Information (Detail) - MXN ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Monetary assets and liabilities denominated in foreign currency [line items]
Derivative financial instruments (cost) income, net	$ 19,084,845	$ (10,064,456)	$ 20,932,405	$ (15,783,317)
Financial Liabilities At Fair Value Through Other Comprehensive Income Category | Derivative financial instruments | Cash flow hedges
Monetary assets and liabilities denominated in foreign currency [line items]
Financial liabilities	$ 63,976,184		$ 63,976,184		$ 99,768,509